Shareholder Accounts                                  Corporate Offices
Ultimus Fund Solutions, LLC                             3707 W. Maple Road
     P.O. Box 46707                                Bloomfield  Hills,  MI  48301
  Cincinnati, OH 45246                                    (248) 644-8500
    1-888-726-0753         SCHWARTZ INVESTMENT TRUST     Fax (248) 644-4250



                                                                 FILED VIA EDGAR
                                                                 ---------------

May 2, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   Schwartz Investment Trust (the "Trust")
           File No. 33-51626


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 21) has been filed electronically.

     Please contact the undersigned at 513-587-3403 if you have any questions concerning this filing.


Very truly yours,

/s/ John F. Splain

John F. Splain
Assistant Secretary